Derivative financial liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Derivative Financial Liabilities [Abstract]
Disclosure of derivative financial liabilities
In the event that these warrants are fully exercised, the Company would receive cash proceeds of US$43,767, with the balance of the liability reclassified to equity at that time. If the warrants were to expire unexercised, then the liability would be extinguished through a gain in the consolidated statement of operations and comprehensive loss.

	December 31, 2021	December 31, 2020

Balance, December 31, 2020	—	—
Stock warrants issued	23,986	—
Change in fair value due to revaluation of derivative financial liabilities	(11,276)	—
Change in fair value due to foreign exchange	(22)	—

Balance, December 31, 2021	12,688	—

Disclosure of detailed information about derivative financial liabilities
Details of the derivative financial liabilities as at December 31, 2021 are as follows:

	Warrants Outstanding and exercisable (000s)	Weighted Average Exercise Price $
Balance, December 31, 2020	—	—
Warrants granted	5,729	9.69

Balance, December 31, 2021	5,729	9.69

Disclosure of fair value of the warrants outstanding was estimated using the Black-Scholes option pricing model
The fair value of the warrants outstanding was estimated using the Black-Scholes option pricing model with the following assumptions:

	As at December 31, 2021	As at December 31, 2020
Risk-free interest rate	0.97%	—
Expected life	2.7 - 3.5 years	—
Expected volatility in market price of shares	102% - 109%	—
Expected dividend yield	0%	—
Expected forfeiture rate	0%	—